Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 5,354
Balance at end of year	7,565	$ 5,354
At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	18,691	16,489
Additions	4,411	2,361
Disposals		(159)
Balance at end of year	23,102	18,691
Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	13,337	11,085
Depreciation	2,200	2,252
Balance at end of year	15,537	13,337
Machinery And Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,090
Balance at end of year	3,494	4,090
Machinery And Equipment [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	10,316	8,366
Additions	437	2,109
Disposals		(159)
Balance at end of year	10,753	10,316
Machinery And Equipment [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,226	5,179
Depreciation	1,033	1,047
Balance at end of year	7,259	6,226
Computer Equipment And Software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	254
Balance at end of year	164	254
Computer Equipment And Software [Member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,231	1,979
Additions	67	252
Disposals		0
Balance at end of year	2,298	2,231
Computer Equipment And Software [Member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,977	1,828
Depreciation	157	149
Balance at end of year	2,134	1,977
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,010
Balance at end of year	3,907	1,010
Other [member] | At Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,144	6,144
Additions	3,907	0
Disposals		0
Balance at end of year	10,051	6,144
Other [member] | Accumulated Depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,134	4,078
Depreciation	1,010	1,056
Balance at end of year	$ 6,144	$ 5,134